CONTINGENCIES	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

13. CONTINGENCIES

The Company from time to time may be involved with disputes, claims and litigation related to the conduct of its business. The Company had $594,656 in claims from certain trade vendors for non-payment, of which $571,703 have been accrued as of December 31, 2024. The Company plans to continue engaging with these claimants faithfully and is working on potential settlements for all outstanding claims.

14. CONTINGENCIES

The Company from time to time may be involved with disputes, claims and litigation related to the conduct of its business. The Company had $545,505 in claims from certain trade vendors for non-payment, of which $499,162 have been accrued as of September 30, 2024. The Company plans to continue engaging with these claimants faithfully and is working on potential settlements for all outstanding claims.